Ramirez Core Bond Fund
Schedule of Investments
December 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES - 3.5%	Par	Value
Ally Auto Receivables Trust, Series 2024-2, Class A3, 4.14%, 07/16/2029	$100,000	$99,302
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A3, 4.87%, 02/15/2028	50,000	50,186
Ford Credit Floorplan LLC, Series 2024-3, Class A1, 4.30%, 09/15/2029 (a)	450,000	445,346
General Motors Co., Series 2024-4A, Class A1, 4.73%, 11/15/2029 (a)	125,000	125,073
GM Financial Leasing Trust, Series 2024-3, Class A4, 4.22%, 10/20/2028	300,000	297,516
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A4, 4.66%, 02/20/2030 (a)	200,000	199,466
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15%, 11/15/2028	225,000	226,605
TOTAL ASSET-BACKED SECURITIES (Cost $1,450,479)		1,443,494

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.3%
Chase Home Lending Mortgage Trust Series 2024-4, Series 2024-5, Class A3, 5.50%, 04/25/2055 (a)(b)	233,999	229,360
Citigroup Commercial Mortgage Trust
Series 2023-PRM3, Class A, 6.36%, 07/10/2028 (a)(b)	200,000	206,525
Series 2023-SMRT, Class A, 5.82%, 10/12/2040 (a)(b)	100,000	101,630
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.31%, 09/12/2040 (a)	375,000	384,490
ELM Trust, Series 2024-ELM, Class A10, 5.80%, 06/10/2039 (a)(b)	150,000	151,500
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/2041 (a)(b)	200,000	199,976
JP Morgan Mortgage Trust
Series 2021-7, Class A3, 2.50%, 11/25/2051 (a)(b)	121,679	97,779
Series 2021-7, Class A4, 2.50%, 11/25/2051 (a)(b)	469,653	411,688
Series 2023-2, Class A2, 5.50%, 07/25/2053 (a)(b)	92,065	90,167
Series 2024-12, Class A3, 5.50%, 06/25/2055 (a)(b)	125,000	122,670
Series 2024-8, Class A3, 5.50%, 01/25/2055 (a)(b)	90,554	88,924
Series 2024-CCM1, Class A3, 5.50%, 04/25/2055 (a)(b)	104,009	101,912
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class A, 4.31%, 11/05/2041 (a)(b)	180,000	171,772
RCKT Mortgage Trust, Series 2021-5, Class A5, 2.50%, 11/25/2051 (a)(b)	208,252	182,022
Sequoia Mortgage Trust, Series 2024-9, Class A3, 5.00%, 10/25/2054 (a)(b)	89,848	86,275
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,646,580)		2,626,690

CORPORATE BONDS - 22.1%
Aerospace/Defense - 0.9%
Boeing Co., 5.15%, 05/01/2030	165,000	162,687
Northrop Grumman Corp., 4.70%, 03/15/2033	200,000	193,864
		356,551

Auto Manufacturers - 0.0%(c)
General Motors Co., 6.80%, 10/01/2027	15,000	15,666

Banks - 5.5%
Bank of America Corp.
3.25%, 10/21/2027	35,000	33,732
7.75%, 05/14/2038	200,000	233,627
Citigroup, Inc., 6.63%, 06/15/2032	385,000	411,314
Fifth Third Bancorp, 6.34% to 07/27/2028 then SOFR + 2.34%, 07/27/2029(d)	25,000	25,937
Goldman Sachs Group, Inc., 3.50%, 11/16/2026	285,000	278,656
HSBC Holdings PLC, 4.95%, 03/31/2030	200,000	197,991
JPMorgan Chase & Co.
5.04% to 01/23/2027 then SOFR + 1.19%, 01/23/2028(d)	200,000	200,741
6.40%, 05/15/2038	265,000	289,238
Morgan Stanley, 7.25%, 04/01/2032	165,000	185,385
PNC Financial Services Group, Inc., 4.81% to 10/21/2031 then SOFR + 1.26%, 10/21/2032(d)	45,000	43,797
Royal Bank of Canada, 6.00%, 11/01/2027	220,000	227,195
Sumitomo Mitsui Financial Group, Inc., 5.71%, 01/13/2030	200,000	204,935
Toronto-Dominion Bank/The, 5.52%, 07/17/2028	30,000	30,490

Ramirez Core Bond Fund
Schedule of Investments
December 31, 2024 (Unaudited)

CORPORATE BONDS - 22.1% (Continued)	Par	Value
Banks - 5.5% (Continued)
Wells Fargo & Co., 4.15%, 01/24/2029	$20,000	$19,390
		2,382,428

Beverages - 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/2036	220,000	208,674

Building Materials - 0.7%
Owens Corning, 3.88%, 06/01/2030	165,000	155,431
Vulcan Materials Co., 3.50%, 06/01/2030	165,000	152,936
		308,367

Chemicals - 0.9%
DuPont de Nemours, Inc., 5.42%, 11/15/2048	20,000	19,893
Mosaic Co., 4.05%, 11/15/2027	165,000	161,679
Sherwin-Williams Co., 2.20%, 03/15/2032	215,000	178,025
		359,597

Computers - 0.9%
Dell International LLC / EMC Corp., 4.35%, 02/01/2030	280,000	270,944
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	70,000	69,994
International Business Machines Corp., 3.50%, 05/15/2029	15,000	14,215
		355,153

Diversified Financial Services - 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.65%, 07/21/2027	200,000	194,048
Capital One Financial Corp., 3.80%, 01/31/2028	270,000	260,612
Synchrony Financial, 5.94% to 08/02/2029 then SOFR + 2.13%, 08/02/2030	95,000	95,872
		550,532

Electric - 1.4%
Exelon Corp., 4.05%, 04/15/2030	200,000	190,594
Progress Energy, Inc., 7.75%, 03/01/2031	165,000	186,637
Public Service Electric and Gas Co., 4.85%, 08/01/2034	55,000	53,471
San Diego Gas & Electric Co., 3.00%, 03/15/2032	165,000	143,710
Virginia Electric and Power Co., 5.05%, 08/15/2034	40,000	39,003
		613,415

Electronics - 0.4%
Jabil, Inc., 3.00%, 01/15/2031	180,000	158,602

Food - 0.2%
Kraft Heinz Foods Co., 6.88%, 01/26/2039	25,000	27,566
Mondelez International, Inc., 4.75%, 08/28/2034	55,000	52,624
Sysco Corp., 5.95%, 04/01/2030	15,000	15,624
		95,814

Healthcare Services – 2.6%
Centene Corp., 4.25%, 12/15/2027	165,000	159,836
CommonSpirit Health, 5.55%, 12/01/2054	95,000	90,681
Elevance Health, Inc.
4.75%, 02/15/2030	55,000	54,342
4.65%, 01/15/2043	20,000	17,338
Memorial Sloan-Kettering Cancer Center, 5.00%, 07/01/2042	330,000	310,889

Ramirez Core Bond Fund
Schedule of Investments
December 31, 2024 (Unaudited)

CORPORATE BONDS - 22.1% (Continued)	Par	Value
Healthcare Services – 2.6% (Continued)
New York and Presbyterian Hospital, 4.76%, 08/01/2116	$350,000	$282,770
Northwell Healthcare, Inc., 6.15%, 11/01/2043	150,000	154,301
		1,070,157
Home Builders - 0.0%(c)
Toll Brothers Finance Corp., 4.88%, 03/15/2027	15,000	14,987

Insurance - 1.2%
Allstate Corp., 5.05%, 06/24/2029	30,000	30,136
Aon Corp., 2.80%, 05/15/2030	220,000	196,030
Athene Holding Ltd., 4.13%, 01/12/2028	50,000	48,782
MetLife, Inc., 6.38%, 06/15/2034	200,000	215,276
		490,223

Internet - 0.8%
Netflix, Inc., 5.88%, 11/15/2028	315,000	326,415

Lodging - 0.4%
Marriott International, Inc., 4.63%, 06/15/2030	165,000	161,929

Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.05%, 03/30/2029	15,000	14,677
6.10%, 06/01/2029	175,000	178,382
Comcast Corp., 4.15%, 10/15/2028	15,000	14,629
		207,688

Miscellaneous Manufacturing - 0.6%
Parker-Hannifin Corp., 4.25%, 09/15/2027	260,000	257,261

Oil & Gas - 0.8%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	150,000	145,002
Halliburton Co., 5.00%, 11/15/2045	35,000	31,247
Valero Energy Corp., 6.63%, 06/15/2037	165,000	173,075
		349,325

Packaging & Containers - 0.0%(c)
Packaging Corp. of America, 3.40%, 12/15/2027	15,000	14,447

Pipelines - 0.3%
Boardwalk Pipelines LP, 5.95%, 06/01/2026	15,000	15,178
Energy Transfer LP, 6.50%, 02/01/2042	15,000	15,534
Kinder Morgan, Inc., 5.10%, 08/01/2029	70,000	69,990
		100,702

Real Estate Investment Trusts (REITS) - 0.5%
American Tower Corp., 2.90%, 01/15/2030	200,000	180,116
Simon Property Group LP, 6.25%, 01/15/2034	15,000	15,907
		196,023

Retail - 0.5%
Dollar General Corp., 4.13%, 05/01/2028	15,000	14,580
McDonald's Corp., 6.30%, 10/15/2037	165,000	177,416
		191,996

Ramirez Core Bond Fund
Schedule of Investments
December 31, 2024 (Unaudited)

CORPORATE BONDS - 22.1% (Continued)	Par	Value
Semiconductors - 0.1%
Broadcom, Inc., 4.15%, 02/15/2028	$35,000	$34,411

Telecommunications - 1.0%
AT&T, Inc., 5.35%, 09/01/2040	30,000	29,042
T-Mobile USA, Inc., 3.88%, 04/15/2030	220,000	207,018
Verizon Communications, Inc., 5.25%, 03/16/2037	165,000	161,057
		397,117
TOTAL CORPORATE BONDS (Cost $9,323,335)		9,217,480

MORTGAGE-BACKED SECURITIES - 16.8%
Federal Home Loan Mortgage Corp.
Pool SD8189, 2.50%, 01/01/2052	630,556	516,419
Pool SD8201, 3.00%, 03/01/2052	163,028	138,845
Pool SD8221, 3.50%, 06/01/2052	167,383	148,329
Pool SD8225, 3.00%, 07/01/2052	1,055,903	898,839
Pool SD8238, 4.50%, 08/01/2052	318,497	299,775
Pool SD8256, 4.00%, 10/01/2052	149,972	137,284
Pool SD8362, 5.50%, 09/01/2053	192,926	190,658
Federal National Mortgage Association
Pool MA4438, 2.50%, 10/01/2051	232,355	190,046
Pool MA4512, 2.50%, 01/01/2052	1,183,788	968,042
Pool MA4578, 2.50%, 04/01/2052	153,794	125,812
Pool MA4600, 3.50%, 05/01/2052	541,246	479,694
Pool MA4701, 4.50%, 08/01/2052	582,787	549,249
Pool MA4732, 4.00%, 09/01/2052	976,439	894,418
Pool MA4918, 5.00%, 02/01/2053	186,555	180,585
Pool MA4978, 5.00%, 04/01/2053	675,963	652,660
Pool MA5072, 5.50%, 07/01/2053	588,091	581,282
Pool MA5497, 5.50%, 10/01/2054	73,263	72,322
TOTAL MORTGAGE-BACKED SECURITIES (Cost $7,192,150)		7,024,259

MUNICIPAL BONDS - 26.2%
Education – 7.2%
Denver City & County School District No 1, 5.66%, 12/01/2033	45,000	45,393
Los Angeles Community College District/CA
6.68%, 08/01/2036	200,000	224,804
6.60%, 08/01/2042	50,000	54,037
Massachusetts School Building Authority, 3.40%, 10/15/2040	250,000	202,390
Michigan State University, 6.17%, 02/15/2050	200,000	204,668
New York State Dormitory Authority
5.39%, 03/15/2040	500,000	484,340
4.85%, 07/01/2048	50,000	45,017
Ohio State University/The, 4.91%, 06/01/2040	500,000	467,793
Oregon School Boards Association, 5.55%, 06/30/2028	407,338	413,729
University of California, 4.77%, 05/15/2115	125,000	101,933
University of Massachusetts Building Authority, 5.45%, 11/01/2040	350,000	342,425
University of Michigan, 4.45%, 04/01/2122	515,000	404,098
		2,990,627

Financing & Development – 4.1%
California State Public Works Board, 8.36%, 10/01/2034	500,000	586,196
Empire State Development Corp., 3.90%, 03/15/2033	405,000	376,599
Kansas Development Finance Authority, 4.93%, 04/15/2045	40,000	37,752

Ramirez Core Bond Fund
Schedule of Investments
December 31, 2024 (Unaudited)

MUNICIPAL BONDS - 26.2% (Continued)	Par	Value
Financing & Development – 4.1% (Continued)
Metropolitan Government of Nashville & Davidson County Convention Center Authority, 6.73%, 07/01/2043	$75,000	$79,986
New Jersey Economic Development Authority, 7.43%, 02/15/2029	555,000	587,010
Permanent University Fund - University of Texas System, 5.26%, 07/01/2039	45,000	43,764
		1,711,307

Local General Obligation – 8.1%
California Health Facilities Financing Authority, 4.35%, 06/01/2041	200,000	177,441
City of New York, NY
5.97%, 03/01/2036	500,000	512,931
5.11%, 10/01/2054	200,000	189,242
County of Cook, IL, 6.23%, 11/15/2034	100,000	103,948
Los Angeles County Public Works Financing Authority, 7.62%, 08/01/2040	400,000	465,889
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.57%, 11/01/2038	540,000	536,334
State of California
11.00%, 10/01/2033	250,000	351,018
7.55%, 04/01/2039	245,000	289,598
7.63%, 03/01/2040	200,000	235,667
State of Connecticut, 5.85%, 03/15/2032	300,000	315,151
State of Mississippi, 5.25%, 11/01/2034	195,000	193,028
		3,370,247

Transportation – 3.5%
Bay Area Toll Authority, 3.13%, 04/01/2055	40,000	26,195
City of Los Angeles Department of Airports, 7.05%, 05/15/2040	45,000	50,512
County of Miami-Dade Seaport Department, 6.22%, 11/01/2055	150,000	155,459
Dallas Fort Worth International Airport, 4.51%, 11/01/2051	500,000	433,345
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 7.46%, 10/01/2046	200,000	236,839
New Jersey Turnpike Authority, 7.10%, 01/01/2041	440,000	491,381
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/2049	100,000	79,117
		1,472,848

Utilities – 3.3%
American Municipal Power, Inc., 7.83%, 02/15/2041	500,000	589,641
Irvine Ranch Water District Water Service Corp., 6.62%, 05/01/2040	200,000	214,819
Massachusetts Clean Water Trust/The, 5.19%, 08/01/2040	45,000	44,579
Metropolitan Water Reclamation District of Greater Chicago, 5.72%, 12/01/2038	50,000	50,201
New York City Municipal Water Finance Authority, 5.95%, 06/15/2042	50,000	50,336
Salt River Project Agricultural Improvement & Power District, 4.84%, 01/01/2041	450,000	415,731
		1,365,307
TOTAL MUNICIPAL BONDS (Cost $11,356,203)		10,910,336

U.S. TREASURY SECURITIES - 22.8%	Par	Value
United States Treasury Bond
5.38%, 02/15/2031	1,000,000	1,048,659
2.25%, 05/15/2041	1,175,000	833,832
2.38%, 05/15/2051	670,000	421,306
4.75%, 11/15/2053	1,420,000	1,404,798

Ramirez Core Bond Fund
Schedule of Investments
December 31, 2024 (Unaudited)

U.S. TREASURY SECURITIES - 22.8% (Continued)	Par	Value
United States Treasury Note
3.63%, 05/15/2026	$1,625,000	$1,611,599
2.38%, 05/15/2027	2,845,000	2,724,581
2.63%, 07/31/2029	655,000	607,670
4.13%, 08/31/2030	75,000	73,845
TOTAL U.S. TREASURY SECURITIES (Cost $9,763,910)		9,521,167

TOTAL INVESTMENTS - 97.7% (Cost $41,732,657)		40,743,426
Money Market Deposit Account - 1.6% (e)		656,594
Other Assets in Excess of Liabilities - 0.7%		303,178
TOTAL NET ASSETS - 100.0%		$41,703,198
two		–%

Percentages are stated as a percent of net assets.	–%
Notes:
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $3,396,575 or 8.1% of the Fund’s net asset.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(c)	Represents less than 0.01% of net assets.
(d)	Fixed to floating rate security. Effective date of change and formula disclosed.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.20%.

Abbreviations used in this schedule:
LP - Limited Partnership LLC - Limited Liability Corporation
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Ramirez Core Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$–	$1,443,494	$–	$1,443,494
Collateralized Mortgage Obligations	–	2,626,690	–	2,626,690
Corporate Bonds	–	9,217,480	–	9,217,480
Mortgage-Backed Securities	–	7,024,259	–	7,024,259
Municipal Bonds	–	10,910,336	–	10,910,336
U.S. Treasury Securities	–	9,521,167	–	9,521,167
Total Investments	$–	$40,743,426	$–	$40,743,426

Refer to the Schedule of Investments for further disaggregation of investment categories.